Employee Benefits - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Amount incurred for employee benefits	$ 3,080,729	$ 1,767,987	$ 981,149